Goodwill and Intangible Assets, Net - Summary of Intangible Assets Acquired Net (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 1,758,796	$ 1,086,332	$ 440,905
Long Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,275,907	1,358,052	517,782
Accumulated Amortization	(517,111)	(271,720)	(76,877)
Net Book Value	1,758,796	1,086,332	440,905
Short and Long Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,314,686	1,387,921	533,293
Accumulated Amortization	(553,997)	(297,319)	(89,963)
Net Book Value	$ 1,760,689	$ 1,090,602	443,330
Apps [Member] | Short Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	4 months 24 days	6 months
Gross Carrying Value	$ 38,779	$ 29,869	15,511
Accumulated Amortization	(36,886)	(25,599)	(13,086)
Net Book Value	$ 1,893	$ 4,270	2,425
Apps [Member] | Long Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	4 years 10 months 24 days	4 years 3 months 18 days
Gross Carrying Value	$ 1,905,750	$ 1,222,417	433,805
Accumulated Amortization	(439,885)	(232,832)	(65,838)
Net Book Value	$ 1,465,865	989,585	367,967
Customer Relationships [Member] | Long Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	11 years 7 months 6 days
Gross Carrying Value	$ 149,389	0
Accumulated Amortization	(5,533)	0
Net Book Value	$ 143,856	$ 0
User Base [Member] | Long Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	4 years 6 months	5 years 3 months 18 days
Gross Carrying Value	$ 68,817	$ 68,817	68,817
Accumulated Amortization	(24,931)	(17,617)	(7,638)
Net Book Value	$ 43,886	$ 51,200	61,179
License Asset [Member] | Long Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	2 months 12 days	9 months 18 days
Gross Carrying Value	$ 28,551	$ 28,551	0
Accumulated Amortization	(24,107)	(10,918)	0
Net Book Value	$ 4,444	$ 17,633	0
Developed technology [Member] | Long Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	5 years 4 months 24 days	1 year 4 months 24 days
Gross Carrying Value	$ 89,532	$ 14,946	14,356
Accumulated Amortization	(17,645)	(8,489)	(3,224)
Net Book Value	$ 71,887	$ 6,457	11,132
Other [Member] | Long Lived Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	6 years 3 months 18 days	7 years 6 months
Gross Carrying Value	$ 33,868	$ 23,321	804
Accumulated Amortization	(5,010)	(1,864)	(177)
Net Book Value	$ 28,858	$ 21,457	$ 627